Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Summary Compensation Table Total for Other NEOs	Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss)
2024	$1,962,084	$1,678,609	$5,238,304	$3,782,931	$45.70	$(42,747,000)
2023	$722,187	$274,283	$879,232	$576,066	$40.13	$(59,427,000)
Compensation actually paid to our Chief Executive Officer represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” to our Chief Executive Officer	2024	2023
Total Compensation in the Summary Compensation Table	$1,962,084	$722,187
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,344,000)	—
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	157,220	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	903,305	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	(351,996)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	(95,908)
Total Adjustments	(283,475)	(447,904)
Compensation Actually Paid to the CEO	$1,678,609	$274,283
Adjustments to Determine Compensation “Actually Paid” to our Other Named Executive Officers	2024	2023
Total Compensation in the Summary Compensation Table	$5,238,304	$879,232
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(672,000)	—
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	(3,068,171)	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	596,365	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	1,688,434	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	(157,758)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	(145,408)
Total Adjustments	(1,455,373)	(303,166)
Compensation Actually Paid to our other Named Executive Officers	$3,782,931	$576,066

PEO Total Compensation Amount	$ 1,962,084	$ 722,187
PEO Actually Paid Compensation Amount	$ 1,678,609	274,283
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation “Actually Paid” to our Chief Executive Officer	2024	2023
Total Compensation in the Summary Compensation Table	$1,962,084	$722,187
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,344,000)	—
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	157,220	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	903,305	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	(351,996)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	(95,908)
Total Adjustments	(283,475)	(447,904)
Compensation Actually Paid to the CEO	$1,678,609	$274,283

Non-PEO NEO Average Total Compensation Amount	$ 5,238,304	879,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,782,931	576,066
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” to our Other Named Executive Officers	2024	2023
Total Compensation in the Summary Compensation Table	$5,238,304	$879,232
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(672,000)	—
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	(3,068,171)	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	596,365	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	1,688,434	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	(157,758)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	(145,408)
Total Adjustments	(1,455,373)	(303,166)
Compensation Actually Paid to our other Named Executive Officers	$3,782,931	$576,066

Total Shareholder Return Amount	$ 45.7	40.13
Net Income (Loss)	$ (42,747,000)	(59,427,000)
PEO Name	Erez Raphael
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (283,475)	(447,904)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,220
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(351,996)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,305
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(95,908)
PEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,344,000)
PEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,455,373)	(303,166)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,365
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(157,758)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,688,434
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(145,408)
Non-PEO NEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(672,000)
Non-PEO NEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,068,171)